MORGAN STANLEY DEAN WITTER UTILITIES FUND         TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999      NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the twelve-month period ended December 31, 1999, the utilities industry continued its path toward deregulation as merger and acquisition activity remained strong and the formation of strategic alliances enhanced the competitive landscape.

The telecommunications sector proved to be among the stock market's most rewarding industry groups during 1999 as increased demand for data, Internet and wireless services, as well as strong global infrastructure sales among broadband equipment suppliers, resulted in exceptional returns for many companies in this sector. The power-related portion of the utilities industry continued to restructure in making the transition from monopoly status to a more market-driven, growth-oriented landscape. Further enhancing the overall attractiveness of this sector was the growing trend of many power companies expanding their businesses through selective overseas investments and by diversifying into telecommunications and natural gas. The fundamentals of the natural gas industry remained healthy throughout 1999, as evidenced by a tight balance between supply and demand.

PERFORMANCE

Morgan Stanley Dean Witter Utilities Fund's Class B shares provided a total return of 10.09 percent for the 12-month period ended December 31, 1999, compared to 21.04 percent for the broad-based Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). For the same period, the Fund's Class A, C and D shares returned 10.97 percent, 10.09 percent and 11.13 percent, respectively. (The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the performance of the Fund to that of the S&P 500 Index.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999, CONTINUED

The primary reason the total return of the broad market outdistanced that of the Fund during 1999 was the Fund's relative overweighting of the electric utilities sector. To place this in perspective, rising interest rates and a buoyant economic environment impeded electric-utility performance during much of the year. Throughout 1999, however, utilities stocks provided investors with an added degree of stability particularly during times of increased market volatility.

PORTFOLIO STRATEGY

At fiscal year-end, the Fund's portfolio remained well diversified, both globally and across the utilities sector. On December 31, 1999, 92 percent of the Fund's net assets were allocated to utility and utility-related equities. Within the Fund's equity portfolio, telecommunications represented 54 percent of assets, power 34 percent and energy 12 percent. Adding a further degree of diversification to the Fund's portfolio was its international holdings
(17 percent of its net assets), which focused on telecommunications infrastructure growth. The Fund's high-quality fixed-income portfolio accounted for 7 percent of net assets, while the remaining 1 percent was held in cash equivalents. The fixed-income portion remains well diversified with a weighted average credit rating of Baa and BBB+ as measured by Moody's Investors Service and Standard & Poor's Corporation, respectively.

Among the Fund's largest equity holdings on December 31, 1999, were SBC Communications, Alltel Corporation, Global Crossing and Vodafone AirTouch (telecommunications), Duke Energy, New England Electric Systems and Dominion Resources (power) and Enron Corporation and El Paso Energy (energy). Included among the Fund's major international holdings were BCE Inc. of Canada and Telefonica de Espana S.A. of Spain. New additions to the Fund focused on global broadband growth stocks and included Nextel Communications, Broadwing Inc., Cisco Systems, Alcatel ADS, Nokia Corp., Nortel Networks and Nextlink Communications.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999, CONTINUED

LOOKING AHEAD

As we enter the new millennium, we believe that there are compelling opportunities for worldwide growth in the telecommunications, energy and power industries. During the next 12 months we anticipate modestly increasing the Fund's international component while maintaining broad diversification. We believe that the Fund remains well positioned as it pursues its objective of seeking both capital appreciation and current income.

We appreciate your ongoing support of Morgan Stanley Dean Witter Utilities Fund and look forward to serving your future needs and investment objectives.

Very truly yours,

[SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

[SIGNATURE]
MITCHELL M. MERIN
PRESIDENT

MORGAN STANLEY DEAN WITTER UTILITIES FUND
RESULTS OF SPECIAL MEETING

On August 4, 1999, a special meeting of the Fund's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) APPROVAL OF A CHANGE IN THE FUND'S INVESTMENT OBJECTIVE FROM CURRENT INCOME AND LONG-TERM GROWTH OF INCOME AND CAPITAL TO CAPITAL APPRECIATION AND
     CURRENT INCOME:

VOTE                                                 NO. OF SHARES
----                                                ----------------
For...............................................     65,048,659
Against...........................................      4,029,729
Abstain...........................................      7,361,918

(2) APPROVAL OF A CHANGE IN THE FUND'S INVESTMENT RESTRICTION FROM INVESTING 25 PERCENT OR MORE OF ITS ASSETS IN THE PUBLIC UTILITIES INDUSTRY TO
     INVESTING 25 PERCENT OR MORE OF ITS ASSETS IN THE UTILITIES INDUSTRY:

VOTE                                                 NO. OF SHARES
----                                                ----------------
For...............................................     66,095,308
Against...........................................      3,029,853
Abstain...........................................      7,315,145

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FUND PERFORMANCE DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES
($ IN THOUSANDS)
                                               Fund  S&P 500(4)
December, 1989                              $10,000     $10,000
December, 1990                               $9,973      $9,691
December, 1991                              $11,857     $12,637
December, 1992                              $12,895     $13,599
December, 1993                              $14,544     $14,968
December, 1994                              $13,105     $15,165
December, 1995                              $16,829     $20,858
December, 1996                              $17,670     $25,645
December, 1997                              $22,227     $34,199
December, 1998                              $27,106     $43,971
December, 1999                           $29842 (3)     $53,222

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                                                                     CLASS A SHARES+
                                                     -----------------------------------------------
                CLASS B SHARES*
-----------------------------------------------
1 Year                      10.09(1)      5.09(2)    1 Year                      10.97(1)      5.14(2)
5 Years                     17.89(1)     17.68(2)    Since Inception (7/28/97)   21.68(1)     19.00(2)
10 Years                    11.55(1)     11.55(2)

                                                                     CLASS D SHARES++
                                                      -----------------------------------------------
               CLASS C SHARES**
-----------------------------------------------
1 Year                      10.09(1)      9.09(2)     1 Year                     11.13(1)
Since Inception (7/28/97)   20.73(1)     20.73(2)     Since Inception (7/28/97)  21.93(1)

------------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on December 31, 1999.
(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum front-end sales charge for Class A is 5.25%.
** The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

NUMBER OF
 SHARES                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (92.0%)
           ELECTRIC UTILITIES (31.5%)
 320,000   AES Corp.*...............................................................................  $   23,920,000
 940,000   Allegheny Energy, Inc....................................................................      25,321,250
 685,000   Ameren Corp..............................................................................      22,433,750
 540,000   American Electric Power Co., Inc.........................................................      17,347,500
 400,000   Avista Corp..............................................................................       6,175,000
 385,000   Calpine Corp.*...........................................................................      24,640,000
 310,000   Central & South West Corp................................................................       6,200,000
 794,470   Cinergy Corp.............................................................................      19,166,589
 616,000   CMS Energy Corp..........................................................................      19,211,500
 705,000   Consolidated Edison, Inc.................................................................      24,322,500
 830,000   Constellation Energy Group, Inc..........................................................      24,070,000
 760,000   Dominion Resources, Inc..................................................................      29,830,000
1,380,750  DPL, Inc.................................................................................      23,904,234
 589,000   DQE, Inc.................................................................................      20,394,125
 565,000   DTE Energy Co............................................................................      17,726,875
 758,862   Duke Energy Corp.........................................................................      38,037,958
1,034,500  Edison International.....................................................................      27,090,969
1,000,000  Endesa S.A. (ADR) (Spain)................................................................      20,187,500
1,000,000  Energy East Corp.........................................................................      20,812,500
 320,000   Entergy Corp.............................................................................       8,240,000
 520,000   FirstEnergy Corp.........................................................................      11,797,500
 600,000   Florida Progress Corp....................................................................      25,387,500
 475,000   FPL Group, Inc...........................................................................      20,335,937
 853,000   GPU, Inc.................................................................................      25,536,687
 620,000   Illinova Corp............................................................................      21,545,000
 615,000   Kansas City Power & Light Co.............................................................      13,568,437
 410,000   Montana Power Co.........................................................................      14,785,625
 796,000   New Century Energies, Inc................................................................      24,178,500
 705,000   New England Electric System..............................................................      36,483,750
1,250,000  NiSource Inc.............................................................................      22,343,750
 705,000   Northern States Power Co.................................................................      13,747,500
 550,000   NSTAR....................................................................................      22,275,000
 385,000   Peco Energy Co...........................................................................      13,378,750
 220,000   PG & E Corp..............................................................................       4,510,000
 753,000   Pinnacle West Capital Corp...............................................................      23,013,562
 440,000   Potomac Electric Power Co................................................................      10,092,500
 300,000   PP&L Resources, Inc......................................................................       6,862,500
 630,000   Public Service Enterprise Group, Inc.....................................................      21,931,875
1,245,000  Reliant Energy, Inc......................................................................      28,479,375
 300,000   RGS Energy Group Inc.....................................................................       6,168,750
 820,000   SCANA Corp...............................................................................      22,037,500
 307,690   Scottish Power PLC (ADR) (United Kingdom)................................................       8,615,320
1,075,000  Southern Co..............................................................................      25,262,500
 401,000   TECO Energy, Inc.........................................................................       7,443,562
 651,000   Texas Utilities Co.......................................................................      23,151,187
                                                                                                      --------------
                                                                                                         871,964,817
                                                                                                      --------------
           ENERGY (10.6%)
 555,000   AGL Resources, Inc.......................................................................       9,435,000
 740,000   Coastal Corp.............................................................................      26,223,750

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------
 175,000   Columbia Energy Group....................................................................  $   11,068,750
 310,000   Consolidated Natural Gas Co..............................................................      20,130,625
1,075,670  El Paso Energy Corp......................................................................      41,749,442
1,749,274  Enron Corp...............................................................................      77,624,034
 150,000   Exxon Mobil Corp.........................................................................      12,084,375
 450,200   KeySpan Corp.............................................................................      10,439,012
 280,000   New Jersey Resources Corp................................................................      10,937,500
 739,511   Sempra Energy*...........................................................................      12,849,004
 816,000   Utilicorp United, Inc....................................................................      15,861,000
 320,000   Washington Gas Light Co..................................................................       8,800,000
1,211,000  Williams Companies, Inc..................................................................      37,011,187
                                                                                                      --------------
                                                                                                         294,213,679
                                                                                                      --------------
           TELECOMMUNICATIONS (49.8%)
 305,000   Alcatel (ADR) (France)...................................................................      13,725,000
 804,900   ALLTEL Corp..............................................................................      66,555,169
 682,990   AT&T Corp................................................................................      34,661,742
 100,000   AT&T Corp. - Liberty Media Group (Class A)*..............................................       5,675,000
 884,000   BCE, Inc. (Canada).......................................................................      79,725,750
 857,000   Bell Atlantic Corp.......................................................................      52,759,063
1,451,000  BellSouth Corp...........................................................................      67,924,938
 105,000   British Telecommunications PLC (ADR) (United Kingdom)....................................      24,990,000
 300,000   Broadwing Inc............................................................................      11,062,500
 600,000   Cable & Wireless HKT Ltd. ADR (Hong Kong)................................................      17,475,000
 200,000   Cable & Wireless PLC (ADR) (United Kingdom)..............................................      10,587,500
1,076,250  CenturyTel, Inc..........................................................................      50,987,344
 150,000   Cisco Systems, Inc.*.....................................................................      16,059,375
  50,000   COLT Telecom Group PLC (ADR) (United Kingdom)*...........................................      10,193,750
 420,000   Ericsson (L.M.) Telefonaktiebolaqet (ADR) (Sweden).......................................      27,562,500
 152,500   France Telecom S.A. (ADR) (France).......................................................      20,358,750
1,361,493  Global Crossing Ltd. (Bermuda)*..........................................................      67,989,557
 370,000   Global Telesystems Group, Inc.*..........................................................      12,811,250
 678,000   GTE Corp.................................................................................      47,841,375
  53,100   Infonet Services Corp. (Class B)*........................................................       1,393,875
 422,620   Lucent Technologies Inc..................................................................      31,617,259
1,063,754  MCI WorldCom, Inc.*......................................................................      56,378,936
 350,000   McLeodUSA, Inc. (Class A)*...............................................................      20,562,500
 400,000   MediaOne Group, Inc.*....................................................................      30,725,000
  50,000   Nextel Communications, Inc. (Class A)*...................................................       5,153,125
 130,000   NEXTLINK Communications, Inc. (Class A)*.................................................      10,790,000
 165,000   Nokia Corp. (ADR) (Finland)..............................................................      31,350,000
 235,000   Nortel Networks Corp. (Canada)...........................................................      23,735,000
 617,802   Qwest Communications International, Inc.*................................................      26,526,873
 140,000   RCN Corp.*...............................................................................       6,781,250
2,252,972  SBC Communications, Inc..................................................................     109,832,385
1,041,000  Sprint Corp. (FON Group).................................................................      70,072,313
 306,500   Sprint Corp. (PCS Group)*................................................................      31,416,250
 455,000   Telecommunications Corp. New Zealand, Ltd. (ADR)
             (New Zealand)..........................................................................      17,517,500
 812,642   Telefonica de Espana S.A. (ADR) (Spain)*.................................................      64,046,348
 280,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico).......................................      31,500,000
 499,000   Telstra Corp. Ltd. (ADR) (Australia).....................................................      13,597,750

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------
 645,241   U.S. West, Inc...........................................................................  $   46,457,352
1,220,000  Vodafone Group PLC (ADR) (United Kingdom)................................................      60,390,000
 200,000   Voicestream Wireless Corp.*..............................................................      28,375,000
 100,000   Williams Communications Group, Inc.*.....................................................       2,893,750
 234,600   WinStar Communications, Inc.*............................................................      17,624,325
                                                                                                      --------------
                                                                                                       1,377,682,354
                                                                                                      --------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $1,265,577,632).........................................................   2,543,860,850
                                                                                                      --------------

PRINCIPAL
AMOUNT IN                                                                            COUPON  MATURITY
THOUSANDS                                                                             RATE     DATE
---------                                                                            ------  --------
           CORPORATE BONDS (6.4%)
           ELECTRIC UTILITIES (3.2%)
$   1,499  AEP Generating Co.......................................................   9.81%  12/07/22       1,683,791
    5,000  Arizona Public Service Co...............................................   7.25   08/01/23       4,486,400
    5,000  Calenergy Inc...........................................................   8.48   09/15/28       5,190,000
    6,000  Chugach Electric Co.....................................................   9.14   03/15/22       6,445,800
    5,000  Cincinnati Gas & Electric Co............................................   7.20   10/01/23       4,444,700
    5,000  Consumers Energy Co.....................................................   7.375  09/15/23       4,432,100
    5,645  DQU II Funding Corp.....................................................   8.70   06/01/16       5,664,927
    5,000  Gulf States Utilities Co................................................   8.94   01/01/22       4,997,900
    7,000  Indiantown Cogeneration LP..............................................   9.26   12/15/10       6,903,820
    8,250  New Century Energies Inc................................................   8.75   03/01/22       8,253,053
    5,000  New York State Electric & Gas Corp......................................   8.875  11/01/21       5,042,700
    5,134  Niagara Mohawk Power Corp...............................................   8.77   01/01/18       5,363,130
    5,000  Public Service Electric & Gas Co........................................   7.00   09/01/24       4,516,900
    5,000  Salton Sea Funding Corp. - 144A**.......................................   7.475  11/30/18       4,680,550
    5,000  Selkirk Cogen Funding Corp..............................................   8.98   06/26/12       5,011,750
    5,000  Virginia Electric Power Co..............................................   8.625  10/01/24       5,066,050
    5,000  Wisconsin Power & Light Co..............................................   8.60   03/15/27       5,028,250
                                                                                                       --------------
                                                                                                           87,211,821
                                                                                                       --------------
           ENERGY (1.5%)
    5,000  ANR Pipeline Co.........................................................   9.625  11/01/21       5,637,450
   10,000  Coastal Corp............................................................   9.625  05/15/12      11,138,300
    5,000  Colorado Interstate Gas Co..............................................  10.00   06/15/05       5,513,400
    3,000  Southern Union Co.......................................................   8.25   11/15/29       2,991,270
    4,750  Southwest Gas Corp......................................................   8.00   08/01/26       4,456,213
    5,000  Transco Energy Co.......................................................   9.875  06/15/20       5,637,500
    5,000  Williams Companies, Inc.................................................   9.375  11/15/21       5,486,450
                                                                                                       --------------
                                                                                                           40,860,583
                                                                                                       --------------
           TELECOMMUNICATIONS (1.7%)
    5,000  Cable & Wireless Optus Ltd. (Australia).................................   8.125  06/15/09       4,938,500
    4,000  Century Telephone Enterprises, Inc......................................   8.25   05/01/24       3,840,080
    5,000  Cox Enterprises Inc. - 144A**...........................................   7.375  07/15/27       4,680,450
    3,000  GTE California, Inc.....................................................   6.75   05/15/27       2,662,650
    2,000  GTE Corp................................................................   6.94   04/15/28       1,816,220

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON  MATURITY
THOUSANDS                                                                             RATE     DATE        VALUE
---------------------------------------------------------------------------------------------------------------------
$   5,000  Sprint Capital Corp.....................................................   6.875% 11/15/28  $    4,448,650
    5,000  Sprint Corp.............................................................   9.25   04/15/22       5,704,650
    5,000  Telecomunicationes De Puerto Rico.......................................   6.80   05/15/09       4,580,200
    5,000  Teleglobe Inc...........................................................   7.70   07/20/29       4,574,200
    5,000  Telephone & Data Systems, Inc...........................................  10.00   01/15/21       5,241,600
    5,000  Telephone & Data Systems, Inc...........................................   9.58   11/19/21       5,098,150
                                                                                                       --------------
                                                                                                           47,585,350
                                                                                                       --------------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $175,843,249)............................................................     175,657,754
                                                                                                       --------------

           U.S. GOVERNMENT OBLIGATION (0.2%)
   25,000  U.S.Treasury Note Strip (IDENTIFIED COST $8,254,541)....................   0.00   08/15/19       6,595,500
                                                                                                       --------------

           SHORT-TERM INVESTMENT (a) (1.3%)
           U.S. GOVERNMENT AGENCY
   35,400  Federal Home Loan Mortgage Corp. (AMORTIZED COST $35,397,050)...........   1.50   01/03/00      35,397,050
                                                                                                       --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,485,072,472) (b)....................................................   99.8%    2,761,511,154

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.2         4,197,046
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,765,708,200
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,296,028,092 and the aggregate gross unrealized depreciation is $19,589,410, resulting in net unrealized appreciation of $1,276,438,682.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $1,485,072,472)..........................................................  $2,761,511,154
Cash........................................................................................          51,165
Receivable for:
    Dividends...............................................................................       4,830,330
    Interest................................................................................       3,500,908
    Shares of beneficial interest sold......................................................         789,630
    Foreign withholding taxes reclaimed.....................................................         153,766
Prepaid expenses and other assets...........................................................          87,694
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,770,924,647
                                                                                              --------------
LIABILITIES:
Payable for:
    Plan of distribution fee................................................................       2,305,109
    Shares of beneficial interest repurchased...............................................       1,470,050
    Investment management fee...............................................................       1,258,684
Accrued expenses and other payables.........................................................         182,604
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       5,216,447
                                                                                              --------------
     NET ASSETS.............................................................................  $2,765,708,200
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,445,138,708
Net unrealized appreciation.................................................................   1,276,438,682
Accumulated undistributed net investment income.............................................         315,765
Accumulated undistributed net realized gain.................................................      43,815,045
                                                                                              --------------
     NET ASSETS.............................................................................  $2,765,708,200
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................     $14,816,978
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         754,130
     NET ASSET VALUE PER SHARE..............................................................          $19.65
                                                                                              ==============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $20.74
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $2,712,325,619
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     137,711,064
     NET ASSET VALUE PER SHARE..............................................................          $19.70
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................     $11,582,862
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         588,308
     NET ASSET VALUE PER SHARE..............................................................          $19.69
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................     $26,982,741
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,374,599
     NET ASSET VALUE PER SHARE..............................................................          $19.63
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

NET INVESTMENT INCOME:

INCOME
Dividends (net of $546,677 foreign withholding tax)...........................................  $ 71,363,253
Interest......................................................................................    22,316,013
                                                                                                ------------

     TOTAL INCOME.............................................................................    93,679,266
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        24,279
Plan of distribution fee (Class B shares).....................................................    27,036,371
Plan of distribution fee (Class C shares).....................................................        94,413
Investment management fee.....................................................................    14,818,972
Transfer agent fees and expenses..............................................................     2,296,643
Shareholder reports and notices...............................................................       285,571
Custodian fees................................................................................       135,403
Registration fees.............................................................................        97,897
Professional fees.............................................................................        96,427
Trustees' fees and expenses...................................................................        18,087
Other.........................................................................................        29,037
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    44,933,100
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................    48,746,166
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.............................................................................   179,742,637
Net change in unrealized appreciation.........................................................    34,094,678
                                                                                                ------------

     NET GAIN.................................................................................   213,837,315
                                                                                                ------------

NET INCREASE..................................................................................  $262,583,481
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR       FOR THE YEAR
                                                                             ENDED              ENDED
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................   $   48,746,166     $   56,595,530
Net realized gain.....................................................      179,742,637        132,906,441
Net change in unrealized appreciation.................................       34,094,678        323,997,946
                                                                         --------------     --------------

     NET INCREASE.....................................................      262,583,481        513,499,917
                                                                         --------------     --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares....................................................         (325,894)          (195,162)
    Class B shares....................................................      (48,736,862)       (56,213,582)
    Class C shares....................................................         (178,804)           (82,276)
    Class D shares....................................................         (773,272)          (680,717)

Net realized gain:
    Class A shares....................................................         (743,247)          (481,447)
    Class B shares....................................................     (145,019,769)      (139,042,766)
    Class C shares....................................................         (597,665)          (285,747)
    Class D shares....................................................       (1,443,288)        (1,268,629)
                                                                         --------------     --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS................................     (197,818,801)      (198,250,326)
                                                                         --------------     --------------

Net increase (decrease) from transactions in shares of beneficial
  interest............................................................      (92,465,156)        25,796,333
                                                                         --------------     --------------

     NET INCREASE (DECREASE)..........................................      (27,700,476)       341,045,924

NET ASSETS:
Beginning of period...................................................    2,793,408,676      2,452,362,752
                                                                         --------------     --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $315,765 AND
    $1,584,446, RESPECTIVELY).........................................   $2,765,708,200     $2,793,408,676
                                                                         ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. On August 4, 1999, the Fund's shareholders approved a change in the Fund's investment objective from current income and long-term growth of income and capital to capital appreciation and current income. The new objective was effective August 5, 1999. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the utilities industry. Prior to receiving shareholder approval, the Fund was limited to the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to the procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding
$3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for
(1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $39,858,543 at December 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 1.0%, respectively.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

The Distributor has informed the Fund that for the year ended December 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $258, $1,562,015 and $10,264, respectively and received $69,063 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1999 aggregated $364,173,880 and $519,124,798, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $7,829,500 and $9,470,745, respectively.

For the year ended December 31, 1999, the Fund incurred $41,796 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the year ended December 31, 1999, the Fund incurred brokerage commissions of $7,500 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,101. At December 31, 1999, the Fund had an accrued pension liability of $53,908 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of December 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        DECEMBER 31, 1999           DECEMBER 31, 1998
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................      415,079  $   8,077,971       471,524  $   8,460,496
Reinvestment of dividends and distributions......................       49,792        955,657        33,328        613,355
Redeemed.........................................................     (249,521)    (4,882,705)     (176,648)    (3,093,414)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class A...........................................      215,350      4,150,923       328,204      5,980,437
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................   11,295,521    219,772,333    19,178,545    349,176,866
Reinvestment of dividends and distributions......................    8,368,147    161,065,061     8,756,868    161,419,594
Redeemed.........................................................  (24,796,406)  (483,837,209)  (27,729,620)  (500,666,327)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class B................................   (5,132,738)  (102,999,815)      205,793      9,930,133
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................      372,109      7,252,767       315,427      5,761,324
Reinvestment of dividends and distributions......................       36,252        696,927        17,427        321,582
Redeemed.........................................................     (159,132)    (3,112,493)      (76,154)    (1,373,522)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class C...........................................      249,229      4,837,201       256,700      4,709,384
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................      654,645     12,555,868       442,423      8,058,763
Reinvestment of dividends and distributions......................      113,475      2,176,148       103,737      1,906,622
Acquisition of Dean Witter Retirement Series - Utilities
 Series..........................................................      --             --            244,186      4,310,004
Redeemed.........................................................     (691,022)   (13,185,481)     (499,814)    (9,099,010)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class D...........................................       77,098      1,546,535       290,532      5,176,379
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) in Fund..................................   (4,591,061) $ (92,465,156)    1,081,229  $  25,796,333
                                                                   ===========  =============   ===========  =============

7. ACQUISITION OF DEAN WITTER RETIREMENT SERIES - UTILITIES SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series - Utilities Series ("Retirement Utilities") pursuant to a plan of reorganization approved by the shareholders of Retirement Utilities on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 244,186 Class D shares of the Fund at a net asset value of $17.65 per share for 411,249 shares of Retirement Utilities. The net assets of the Fund and Retirement Utilities immediately before the acquisition were $2,422,836,927 and $4,310,004, respectively, including unrealized appreciation of $694,594 for Retirement Utilities. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,427,146,931.

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED              ENDED             THROUGH
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................       $ 19.22            $ 17.01             $15.89
                                                                             -------            -------             ------

Income from investment operations:
   Net investment income..............................................          0.50               0.54               0.27
   Net realized and unrealized gain...................................          1.53               3.24               2.52
                                                                             -------            -------             ------

Total income from investment operations...............................          2.03               3.78               2.79
                                                                             -------            -------             ------

Less dividends and distributions from:
   Net investment income..............................................         (0.51)             (0.55)             (0.35)
   Net realized gain..................................................         (1.09)             (1.02)             (1.32)
                                                                             -------            -------             ------

Total dividends and distributions.....................................         (1.60)             (1.57)             (1.67)
                                                                             -------            -------             ------

Net asset value, end of period........................................       $ 19.65            $ 19.22             $17.01
                                                                             =======            =======             ======

TOTAL RETURN+.........................................................         10.97%             22.86%             18.06%(2)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          0.85%(1)           0.90%(1)           0.92%(3)

Net investment income.................................................          2.55%(1)           2.98%(1)           4.05%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $14,817            $10,357             $3,581

Portfolio turnover rate...............................................            14%                 6%                 6%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)  Not annualized.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                          ----------------------------------------------------------
                                                            1999++       1998++      1997*++      1996        1995
--------------------------------------------------------------------------------------------------------------------
CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period....................  $    19.26     $ 17.04     $ 15.22     $ 15.15     $ 12.30
                                                          ----------     -------     -------     -------     -------

Income from investment operations:
   Net investment income................................        0.35        0.40        0.50        0.56        0.58
   Net realized and unrealized gain.....................        1.54        3.25        3.28        0.16        2.85
                                                          ----------     -------     -------     -------     -------

Total income from investment operations.................        1.89        3.65        3.78        0.72        3.43
                                                          ----------     -------     -------     -------     -------

Less dividends and distributions from:
   Net investment income................................       (0.36)      (0.41)      (0.51)      (0.58)      (0.58)
   Net realized gain....................................       (1.09)      (1.02)      (1.45)      (0.07)      --
                                                          ----------     -------     -------     -------     -------

Total dividends and distributions.......................       (1.45)      (1.43)      (1.96)      (0.65)      (0.58)
                                                          ----------     -------     -------     -------     -------

Net asset value, end of period..........................  $    19.70     $ 19.26     $ 17.04     $ 15.22     $ 15.15
                                                          ==========     =======     =======     =======     =======

TOTAL RETURN+...........................................       10.09%      21.95%      25.79%       4.99%      28.42%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................        1.65%(1)    1.65%(1)    1.67%       1.64%       1.65%

Net investment income...................................        1.75%(1)    2.23%(1)    3.15%       3.63%       4.19%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................  $2,712,326     $2,751,600  $2,430,270  $2,676,945  $3,321,001

Portfolio turnover rate.................................          14%          6%          6%          7%          9%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED              ENDED             THROUGH
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................       $ 19.26             $17.06             $15.89
                                                                             -------             ------             ------

Income from investment operations:
   Net investment income..............................................          0.34               0.40               0.22
   Net realized and unrealized gain...................................          1.54               3.25               2.51
                                                                             -------             ------             ------

Total income from investment operations...............................          1.88               3.65               2.73
                                                                             -------             ------             ------

Less dividends and distributions from:
   Net investment income..............................................         (0.36)             (0.43)             (0.24)
   Net realized gain..................................................         (1.09)             (1.02)             (1.32)
                                                                             -------             ------             ------

Total dividends and distributions.....................................         (1.45)             (1.45)             (1.56)
                                                                             -------             ------             ------

Net asset value, end of period........................................       $ 19.69             $19.26             $17.06
                                                                             =======             ======             ======

TOTAL RETURN+.........................................................         10.09%             21.92%             17.67%(2)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          1.65%(1)           1.65%(1)           1.69%(3)

Net investment income.................................................          1.75%(1)           2.23%(1)           3.14%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $11,583             $6,532             $1,405

Portfolio turnover rate...............................................            14%                 6%                 6%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)  Not annualized.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED              ENDED             THROUGH
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................       $ 19.21            $ 16.99            $ 15.89
                                                                             -------            -------            -------

Income from investment operations:
   Net investment income..............................................          0.54               0.58               0.22
   Net realized and unrealized gain...................................          1.52               3.25               2.58
                                                                             -------            -------            -------

Total income from investment operations...............................          2.06               3.83               2.80
                                                                             -------            -------            -------

Less dividends and distributions from:
   Net investment income..............................................         (0.55)             (0.59)             (0.38)
   Net realized gain..................................................         (1.09)             (1.02)             (1.32)
                                                                             -------            -------            -------

Total dividends and distributions.....................................         (1.64)             (1.61)             (1.70)
                                                                             -------            -------            -------

Net asset value, end of period........................................       $ 19.63            $ 19.21            $ 16.99
                                                                             =======            =======            =======

TOTAL RETURN+.........................................................         11.13%             23.21%             18.13%(2)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          0.65%(1)           0.65%(1)           0.67%(3)

Net investment income.................................................          2.75%(1)           3.23%(1)           4.21%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $26,983            $24,920            $17,106

Portfolio turnover rate...............................................            14%                 6%                 6%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)  Not annualized.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER UTILITIES FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER UTILITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Utilities Fund (the "Fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 8, 2000

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended December 31, 1999, the Fund paid to shareholders $1.09 per share from long-term capital gains. For such period, 100% of the income paid qualified for the dividends received deduction available to corporations.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
UTILITIES FUND

[PHOTO]

ANNUAL REPORT
DECEMBER 31, 1999